Summary of Significant Accounting Policies - Summary of Components Excluded from Computation of Diluted Net Loss Per Share (Parenthetical) (Detail)	0 Months Ended
	Aug. 22, 2013	Jun. 03, 2013	Mar. 05, 2012	Nov. 08, 2011
Earnings Per Share [Abstract]
Reverse stock split	1-for-12	1-for-500	1-for-500	1-for-10
Reverse stock split ratio	0.083	0.002	0.002	0.100